Income taxes (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Tax loss carryforward	€ 34,800	€ 19,200
InflaRx N.V.
Statement Line Items [Line Items]
Tax loss carryforward	€ 7,700